CONCESSIONS AND AUTHORIZATIONS (Details 1) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	[1]
Irape Enterprise [Member]
IfrsStatementLineItems [Line Items]
Nominal value in 2022	R$ 49	[2]
Present value in 2022	R$ 22	[2]
Period of the concession	03/2006 - 09/2037	[2]
Updating indexer	IGPM	[2]
Queimado [Member]
IfrsStatementLineItems [Line Items]
Nominal value in 2022	R$ 11	[3]
Present value in 2022	R$ 6	[3]
Period of the concession	01/2004 - 06/2034	[3]
Updating indexer	IGPM	[3]

[1]	During the period of the extension of the concession term, the generator will freely dispose of the energy from the undertaking, under the terms of Law 13,203/2015, with the other clauses unchanged for both contracts.
[2]	In October 2022, through the 4th amendment to Concession Agreement No. 014/2000, the term of the concession for the Irapé Hydroelectric Plant was extended, in accordance with Authoritative Resolution No. 12,255 of July 5, 2022, and ReH No. 2,932, of September 14, 2021;
[3]	In October 2022, by means of the 3rd amendment to Concession Contract 006/1997, the term of the concession for the Usina Hidrelétrica Queimado was extended, pursuant to Authoritative Resolution 11,998 of July 7, 2022, and ReH No. 2,932, of September 14, 2021;